Summary of Significant Accounting Policies (Details Textual)	12 Months Ended						1 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Jul. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Oct. 30, 2013 Laifeng Anpulo Yunxing Transportation [Member] USD ($)	Dec. 31, 2014 Laifeng Anpulo Yunxing Transportation [Member] USD ($)	Dec. 31, 2013 Laifeng Anpulo Yunxing Transportation [Member] USD ($)	Dec. 31, 2014 Laifeng Fangchi Hotel [Member] USD ($)	Dec. 31, 2013 Laifeng Fangchi Hotel [Member] USD ($)	Dec. 31, 2013 Laifeng Fangchi Paotang Restaurant [Member] USD ($)	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	Dec. 31, 2013 Mr. Wenping Luo [Member] USD ($)	Dec. 31, 2012 Mr. Wenping Luo [Member] USD ($)	Dec. 31, 2011 Mr. Wenping Luo [Member] USD ($)	Dec. 31, 2014 Mr. Wenping Luo [Member] USD ($)	Jul. 30, 2013 Mr. Wenping Luo [Member] USD ($)	Dec. 31, 2010 Mr. Wenping Luo [Member] USD ($)	Dec. 31, 2014 Wuhan Shanqing Meiyao Trading Co [Member] USD ($)	Dec. 31, 2014 Linhao Tuweicai Restaurant [Member] USD ($)	Dec. 31, 2014 Ms. Jinfeng Hu [Member] USD ($)	Dec. 31, 2013 Taij Capital Limited [Member] USD ($)
Summary of Significant Accounting Policies (Textual)
Accumulated deficit	$ (3,197,042)	$ (2,067,646)
Working capital deficit	7,731,054
Cash outflow from operating activities	(139,648)	(3,193,249)	667,324
Cash and cash equivalents	740,532	667,024	407,323			371,300
Short-term loans	13,912,194	15,416,339
Dividend payment restricted percentage	90.00%
Allowance for doubtful accounts	132,301	58,367
Investment in gold held for trading	22,755	32,914
Advances to suppliers	278,257	255,879																										28,803
Other current assets	1,030,666	729,355
Advances from customers	36,959	59,784
Shipping and handling costs	264,168	264,483
Employee benefit costs	243,493	109,460	84,709
Advertising costs	196,412	127,911	125,272
Foreign currency translation adjustments	6,756	16,042	3,030
Foreign currency translation adjustment, Description	Asset and liability accounts at December 31, 2014 and 2013 were translated at 6.1385 RMB to $1.00 and at 6.1104 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2014, 2013, and 2012 were 6.1432 RMB, 6.1905 RMB, and 6.3034 RMB to $1.00, respectively.
Due from (to) related party	1,090,660	152,371			64,662														3,791,804	3,791,804	2,619,935	661,820		370,202
Prepaid travel advance	3,514	0
Fair value change of held for sale investment								16,366	3,014	166,697	99,724	49,633													18,939	39,734
Due to Related Parties, Current	742,399																					5,937,000					80,579
Additional Paid in Capital	2,761,893	2,142,989		17,000,000													2,950,000					5,275,000
Operating rights contractual term																	20 years	20 years
Transfer of rights and obligation													2,700,000	17,000,000
Amount collected for rights and obligation transferred															1,954,493	12,000,000
Amount to be collected for rights and obligation transferred																	848,924	5,000,000
Share price							$ 20,000
Number of shares							85,900,000
Reverse acquisition transaction							24,580,000
Shares issued price per share							$ 0.20
Loan amount																			5,791,010	1,200,000	2,200,000
Preferred stock shares issued by company	90,000,000	90,000,000																					90,000,000
Preferred stock, par value	$ 0.001	$ 0.001																					$ 0.001
Value of shares issued	90,000	90,000			90,000																		64,662
Impairment charges	10,001	0
Loss from changes in fair value of investments	$ (10,001)